The Hirtle Callaghan Trust
Supplement to Prospectus of November 1, 2007
The date of this Supplement is December 21, 2007

The Small Capitalization Equity Portfolio . Effective November 30, 2007, the “Performance Fee Amendments” for Franklin Portfolio Associates LLC and IronBridge Capital Management LLC, as discussed on pages 60 and 61 of the Prospectus respectively, were implemented for The Small Capitalization Equity Portfolio. All other information in the Prospectus remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The Hirtle Callaghan Trust
Supplement to Statement of Additional Information of November 1, 2007
The date of this Supplement is December 21, 2007

The Small Capitalization Equity Portfolio . Effective November 30, 2007, the performance fee amendments for Franklin Portfolio Associates LLC and IronBridge Capital Management LLC, as discussed on pages 13 and 14 of the Statement of Additional Information respectively, were implemented for The Small Capitalization Equity Portfolio. All other information in the Statement of Additional Information remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.